CAPITALIZATION (Details Textual) (USD $)	1 Months Ended					6 Months Ended		10 Months Ended	12 Months Ended						116 Months Ended	122 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended								1 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended
	Aug. 31, 2011	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Apr. 30, 2012	Apr. 30, 2011	Dec. 31, 2002	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2011	Apr. 30, 2012	Aug. 24, 2007	Nov. 12, 2004	Oct. 31, 2007 Center Court [Member]	Oct. 17, 2007 Center Court [Member]	Dec. 31, 2004 Sunrise Securities, Corp [Member]	Oct. 31, 2011 Sunrise Securities, Corp [Member]	Mar. 19, 2004 Sunrise Securities, Corp [Member]	Oct. 31, 2007 Private Placement [Member]	Aug. 31, 2007 Private Placement [Member]	Jan. 31, 2005 Private Placement [Member]	Nov. 30, 2004 Private Placement [Member] First Issue [Member]	Dec. 31, 2004 Private Placement [Member] Second Issue [Member]	Jan. 31, 2005 Private Placement [Member] Third Issue [Member]	Jan. 31, 2005 Private Placement [Member] Fourth Issue [Member]	Jan. 12, 2005 Private Placement [Member] Fourth Issue [Member]	Jan. 31, 2005 Private Placement [Member] Fourth Issue [Member] Single Investor [Member]	Jan. 12, 2005 Private Placement [Member] Fourth Issue [Member] Single Investor [Member]	Mar. 31, 2006 Class A Warrant [Member]	Mar. 31, 2006 Class B Warrant [Member]	Nov. 30, 2004 Great Expectations and Associates,Inc [Member]	Nov. 12, 2004 Great Expectations and Associates,Inc [Member] Before Stock Split [Member]	Nov. 12, 2004 Great Expectations and Associates,Inc [Member] After Stock Split [Member]	Aug. 31, 2007 Cornell [Member]	Mar. 31, 2006 Cornell [Member]	Aug. 31, 2007 Moore [Member]	Aug. 24, 2007 Moore [Member]	Oct. 31, 2007 CAMOFI Master LDC [Member] CAMHZN Master LDC [Member]	Oct. 17, 2007 CAMOFI Master LDC [Member] CAMHZN Master LDC [Member]	Oct. 17, 2007 CAMOFI Master LDC [Member] Five Year Warrant [Member] CAMHZN Master LDC [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																				15,597,723
Stockholders' Equity, Reverse Stock Split																																				200-for-1
Common stock, shares outstanding						287,038,332			250,173,570	198,100,817					250,173,570	287,038,332																					150,520,000	752,600
Issuance of common stock to consultants (in shares)																																				752,600
Stock Issued During Period, Value, New Issues								$ 235,000													$ 2,283,445			$ 7,384,235.1		$ 4,353,000	$ 2,925,000	$ 200,000	$ 128,000			$ 1,100,000											$ 1,996,700
Stock Issued During Period Unit Price Per Share																								$ 0.15			$ 25,000					$ 25,000
Stock Issued During Period, Shares, New Issues																								49,228,334			87,108			3,832,753		87,108											1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	150,000	87,108					2,666,900								3,832,753		87,108									100,000			3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.15						0.15			0.40		0.2													0.40											0.2	0.001
Debt Conversion, Converted Instrument, Amount					618,000							1,000,010	300,000	613,158
Placement Agent Fees																						50,530
Offering Costs											(78,013)	(2,243,535)														329,673
Shares Issued Value Net Of Offering Cost																										4,023,327
Short-term Convertible Promissory Note Conversions			1,500,000	1,500,000																																					4,000,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			3,000,000																															4,200,000	300,000
Debt Conversion, Description			The Debentures were convertible at a price equal to the lesser of (i) $0.287 per share ("Fixed Conversion Price"), or (ii) 95% of the lowest volume weighted average price of the Common Stock on the market on which the shares are listed or traded during the 30 trading days immediately preceding the date of conversion ("Market Conversion Price").																						The promissory note and accrued but unpaid interest thereon are convertible at the option of the holder into shares of our common stock upon the closing by the Company of a sale of its equity securities aggregating $3,000,000															Cornell agreed that (i) it would not convert the Debenture or exercise the Warrants if the effect of such conversion or exercise would result in its and its affiliates' holdings of more than 4.9% of the outstanding shares of Common Stock, (ii) neither it nor its affiliates will maintain a short position or effect short sales of the Common Stock while the Debentures are outstanding, and (iii) no more than $300,000 principal amount of the Debenture could be converted at the Market Conversion Price during a calendar month.
Debt Conversion, Converted Instrument, Rate			6.00%
Notes Issued		600,000
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Capital Contribution																																										400,000
Debt Conversion, Converted Instrument, Shares Issued	768,633																																								2,666,667
Debt Conversion Converted Instrument Warrants Or Options Issued1 Exercise Price																																		$ 0.287	$ 0.3444						$ 0.2
Cash paid for Interest						52,998	63,541		148,392	311,784					681,992	734,990																									7,101,000
Warrants Issued During Period																																											1,000,000
Financial Advisory Fees																			328,000
Adjustment of Warrants Granted for Services																			2,483,333
Debt Instrument, Decrease, Repayments																																							$ 1,700,000
Purchased Warrants Securities Called By Warrants																																							4,500,000
Debt Instrument Redemption Description																																							We paid an aggregate of (i) $2,289,999 to redeem the debentures at the principal amount plus a 20% premium and accrued and unpaid interest, and (ii) $600,000 to repurchase the warrants.